Transition to IFRS - Reconciliation of equity from previous GAAP (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			$ 793,033
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	$ 597,802	$ 793,033	597,802
Common units and additional paid-in capital
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			350,088
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	169,737	350,088	169,737
Preferred units
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			384,274
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	384,274	384,274	384,274
General partner
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			10,971
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	9,587	10,971	9,587
Warrants
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			0
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	0	0	0
Accumulated other comprehensive income
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			7,361
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	4,410	7,361	4,410
Non-controlling interests
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity			40,339
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	29,794	40,339	29,794
Previous GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		1,459,124	1,459,124
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	1,072,066	1,459,124	1,072,066
Previous GAAP | Common units and additional paid-in capital
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		883,090
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	505,394		505,394
Previous GAAP | Preferred units
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		384,274
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	384,274		384,274
Previous GAAP | General partner
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		15,055
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	12,164		12,164
Previous GAAP | Warrants
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		132,225
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	132,225		132,225
Previous GAAP | Accumulated other comprehensive income
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		7,361
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	4,410		4,410
Previous GAAP | Non-controlling interests
Disclosure of comparative information prepared under previous GAAP [line items]
Beginning balance, equity		37,119
Transitional adjustments increasing (decreasing) reported amount:
Ending balance, equity	33,599		$ 33,599
Effect Of Transition To IFRSs, Equity Impact
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	(486,042)	(648,408)
Advances on newbuilding contracts	40,083	40,083
Equity-accounted investments	(2,409)	(3,383)
Goodwill	(2,032)	(2,032)
Provisions	(16,900)	(16,900)
Off-market contract		15,062
Warrants	0	(50,513)
Derecognition of financial liabilities	(6,867)
Other	(97)
Effect Of Transition To IFRSs, Equity Impact | Common units and additional paid-in capital
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	(478,567)	(646,673)
Advances on newbuilding contracts	39,778	39,778
Equity-accounted investments	(2,389)	(3,357)
Goodwill	(2,017)	(2,017)
Provisions	(16,771)	(16,771)
Off-market contract		14,947
Warrants	131,221	81,091
Derecognition of financial liabilities	(6,816)
Other	(96)
Effect Of Transition To IFRSs, Equity Impact | General partner
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	(3,670)	(4,955)
Advances on newbuilding contracts	305	305
Equity-accounted investments	(20)	(26)
Goodwill	(15)	(15)
Provisions	(129)	(129)
Off-market contract		115
Warrants	1,004	621
Derecognition of financial liabilities	(51)
Other	(1)
Effect Of Transition To IFRSs, Equity Impact | Warrants
Transitional adjustments increasing (decreasing) reported amount:
Warrants	(132,225)	(132,225)
Effect Of Transition To IFRSs, Equity Impact | Non-controlling interests
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	$ (3,805)	$ 3,220